Deferred taxes and contributions (Details 3) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Taxes And Contributions
Profit before income taxes		R$ 4,272,750	R$ 3,170,156	R$ 1,326,002
Statutory rate		34.00%	34.00%	34.00%
Estimated expense at the statutory rate		R$ (1,452,735)	R$ (1,077,853)	R$ (450,841)
Tax benefit of interest on equity		284,920	200,073	126,604
Provision – Law 4,819/1958 – G0 (i)	[1]	(26,786)	(22,640)	(37,675)
Donations		(16,588)	(16,723)	(8,672)
Other differences		59,706	52,856	17,900
Income tax and social contribution		(1,151,483)	(864,287)	(352,684)
Current income tax and social contribution		(1,230,234)	(961,556)	(460,721)
Deferred income tax and social contribution		R$ 78,751	R$ 97,269	R$ 108,037
Effective rate		27.00%	27.00%	27.00%

[1]	Permanent difference related to the provision for actuarial liability (Note 22 (ii) and (v)).